Overview and Basis of Presentation - Narrative (Detail) $ in Millions			12 Months Ended
	Mar. 28, 2017 USD ($) shares	Oct. 02, 2016 Entity	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 01, 2016 shares
Overview And Basis Of Presentation [Line Items]
Percentage of distribution of common shares during spinoff					80.75%
Issuance of common stock, value | $			$ 38	$ 0
Over-allotment Option
Overview And Basis Of Presentation [Line Items]
Issuance of common stock, shares	900,000
Issuance of common stock, value | $	$ 18
Donnelley Financial Solutions
Overview And Basis Of Presentation [Line Items]
Percentage of distribution of common shares during spinoff					80.75%
RRD
Overview And Basis Of Presentation [Line Items]
Ownership percentage	19.25%	19.25%
Ownership percentage in Donnelley Financial solutions by related party		19.25%
Number of subsidiary shares sold by parent company	6,200,000
RR Donnelley
Overview And Basis Of Presentation [Line Items]
Number of entities resulted from spinoff of an entity | Entity		3
Number of share distributed to each stockholder in spinoff transaction in Donnelley Financial solutions by related party					0.125
Number of share distributed to each stockholder in spinoff transaction					0.125